Fees Summary	Oct. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 442,000
Previously Paid Amount	0.00
Total Fee Amount	67.67
Total Offset Amount	0.00
Net Fee	67.67
Narrative - Max Aggregate Offering Price	$ 442,000
Final Prospectus	true